Investment Portfolio - March 31, 2021

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 48.2%

Non-Convertible Corporate Bonds- 48.2%
Communication Services - 9.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc., 4.25%, 3/1/2027	1,600,000	$1,797,202
Verizon Communications, Inc., 4.272%, 1/15/2036	4,430,000	5,002,166
		6,799,368
Interactive Media & Services - 3.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	6,770,000	7,349,986
Media - 2.2%
Comcast Corp., 3.25%, 11/1/2039	4,120,000	4,235,316

Total Communication Services		18,384,670

Consumer Discretionary - 2.9%
Internet & Direct Marketing Retail - 2.9%
Alibaba Group Holding Ltd.
(China), 4.00%, 12/6/2037	1,790,000	1,924,416
(China), 2.70%, 2/9/2041	1,835,000	1,661,433
Expedia Group, Inc., 4.625%, 8/1/2027[2]	1,700,000	1,892,563

Total Consumer Discretionary		5,478,412

Energy - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
Energy Transfer Operating LP, 6.50%, 2/1/2042	3,920,000	4,662,277
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,430,000	4,593,088
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	4,050,000	4,742,512
The Williams Companies, Inc., 2.60%, 3/15/2031	3,810,000	3,712,450

Total Energy		17,710,327

Financials - 7.4%
Banks - 5.4%
Bank of America Corp., 4.00%, 1/22/2025	2,500,000	2,731,426
Citigroup, Inc., 4.45%, 9/29/2027	2,940,000	3,310,895
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[3]	4,310,000	4,383,496

		10,425,817
Capital Markets - 2.0%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026[2]	1,880,000	1,866,986
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,890,000	1,931,949

		3,798,935
Total Financials		14,224,752

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 1.2%
Health Care Providers & Services - 1.2%
HCA, Inc., 4.125%, 6/15/2029	2,080,000	$2,303,622

Industrials - 10.6%
Airlines - 1.8%
Southwest Airlines Co., 5.125%, 6/15/2027	3,100,000	3,562,164

Industrial Conglomerates - 1.5%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.514%[3,4]	3,010,000	2,839,935

Road & Rail - 1.0%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,640,000	1,879,125

Trading Companies & Distributors - 6.3%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	4,040,000	4,387,344
Air Lease Corp., 3.625%, 4/1/2027	1,760,000	1,850,566
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,780,000	1,859,459
Avolon Holdings Funding Ltd. (Ireland), 4.375%, 5/1/2026[2]	3,770,000	3,939,436
		12,036,805
Total Industrials		20,318,029

Real Estate - 7.2%
Equity Real Estate Investment Trusts (REITS) - 7.2%
American Tower Corp., 3.80%, 8/15/2029	4,090,000	4,450,222
Camden Property Trust, 2.80%, 5/15/2030	3,200,000	3,280,330
Crown Castle International Corp.
3.80%, 2/15/2028	3,120,000	3,395,974
3.10%, 11/15/2029	1,105,000	1,137,789
SBA Tower Trust, 2.328%, 1/15/2028[2]	1,400,000	1,421,952

Total Real Estate		13,686,267

TOTAL CORPORATE BONDS
(Identified Cost $90,642,987)		92,106,079

ASSET-BACKED SECURITIES - 29.2%

AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/2037[2]	1,425,000	1,414,732
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	1,530,000	1,525,342
CF Hippolyta LLC
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	710,998	704,574
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,242,790	2,279,720

Investment Portfolio - March 31, 2021

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

CF Hippolyta LLC (continued)
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	950,000	$946,842
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,800,000	1,757,827
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	1,360,744	1,380,865
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	1,600,000	1,614,774
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	800,000	799,015
Series 2021-2A, Class C, 1.64%, 6/17/2030[2]	1,000,000	992,134
EDvestinU Private Education Loan Issue No 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	900,000	890,580
Enterprise Fleet Financing LLC, Series 2017-3, Class A3, 2.36%, 5/20/2023[2]	520,690	524,211
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2021-9A, Class A, (3 mo. LIBOR US + 1.070%) (Cayman Islands), 1.195%, 1/20/2033[2,5]	2,000,000	2,000,628
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,229,795	1,263,126
Invitation Homes Trust, Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.958%, 12/17/2036[2,5]	1,791,824	1,793,784
Navient Private Education Refi Loan Trust
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 1.159%, 12/27/2066[2,5]	2,106,534	2,133,353
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	1,365,711	1,379,298
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	919,017	916,017
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.809%, 2/25/2045[2,5]	1,185,239	1,179,514
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series 2021-40A, Class A, (3 mo. LIBOR US + 1.060%) (Cayman Islands), 1.248%, 4/16/2033[2,5]	800,000	800,335
Series 2021-40A, Class B, (3 mo. LIBOR US + 1.400%) (Cayman Islands), 1.588%, 4/16/2033[2,5]	1,400,000	1,400,289
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	1,600,000	1,656,974
PHEAA Student Loan Trust
Series 2011-1A, Class A1, (3 mo. LIBOR US + 1.100%), 1.301%, 6/25/2038[2,5]	866,114	873,887

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

PHEAA Student Loan Trust (continued)
Series 2016-1A, Class A, (1 mo. LIBOR US + 1.150%), 1.259%, 9/25/2065[2,5]	835,187	$841,222
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078%, 6/17/2037[2]	500,000	510,627
Santander Retail Auto Lease Trust, Series 2019-B, Class A2A, 2.29%, 4/20/2022[2]	438,956	439,844
SLM Student Loan Trust
Series 2011-2, Class A2, (1 mo. LIBOR US + 1.200%), 1.309%, 10/25/2034[5]	880,000	894,192
Series 2013-6, Class A3, (1 mo. LIBOR US + 0.650%), 0.759%, 6/25/2055[5]	1,790,122	1,801,368
SMB Private Education Loan Trust
Series 2015-B, Class A3, (1 mo. LIBOR US + 1.750%), 1.856%, 5/17/2032[2,5]	1,830,000	1,856,367
Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	1,666,346	1,705,794
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	353,398	366,463
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 0.856%, 10/15/2035[2,5]	1,600,534	1,606,460
SoFi Professional Loan Program LLC
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	1,521,141	1,556,680
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	406,167	420,165
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	1,042,289
Store Master Funding I-VII, Series 2018-1A, Class A1, 3.96%, 10/20/2048[2]	1,431,766	1,490,931
Textainer Marine Containers VII Ltd., Series 2021-1A, Class A (China), 1.68%, 2/20/2046[2]	1,887,333	1,831,163
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/2033[2]	2,500,000	2,535,521
Tricon American Homes
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,236,671	1,265,838
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,398,732	1,375,738
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[2]	1,475,000	1,438,720
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,750,598
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.031%, 6/15/2050[2]	775,000	811,036

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $55,257,532)		55,768,837

Investment Portfolio - March 31, 2021

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.6%

Credit Suisse Mortgage Capital Certificates
Series 2012-CIM3, Class A1, 2.50%, 11/25/2042[2,6]	533,854	$542,743
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,6]	510,754	516,230
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K072, Class A2, 3.444%, 12/25/2027	1,000,000	1,116,761
Series K106, Class X1 (IO), 1.355%, 1/25/2030[6]	15,977,882	1,655,160
FREMF Mortgage Trust
Series 2015-K43, Class B, 3.733%, 2/25/2048[2,6]	400,000	430,653
Series 2015-K720, Class B, 3.394%, 7/25/2022[2,6]	2,500,000	2,577,523
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.800%), 0.906%, 2/15/2038[2,5]	1,900,000	1,900,358
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.106%, 10/15/2036[2,5]	1,500,000	1,498,179
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	644,873	654,268
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	2,000,000	2,106,049
JP Morgan Mortgage Trust, Series 2017-6, Class A5, 3.50%, 12/25/2048[2,6]	25,621	25,638
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694%, 3/15/2050	1,496,000	1,647,518
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/2047	965,361	1,044,096
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4, 2.782%, 8/15/2049	500,000	528,022
Series 2018-H3, Class A5, 4.177%, 7/15/2051	1,000,000	1,118,512
Series 2020-CNP, Class A, 2.428%, 4/5/2042[2,6]	1,000,000	998,344
Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.50%, 5/25/2043[2,6]	869,328	885,405
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.679%, 12/15/2050	1,000,000	1,094,304
Wells Fargo Commercial Mortgage Trust
Series 2015-C30, Class A4, 3.664%, 9/15/2058	1,500,000	1,642,039
Series 2015-NXS4, Class A4, 3.718%, 12/15/2048	1,000,000	1,099,493

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust (continued)
Series 2021-SAVE, Class A, (1 mo. LIBOR US + 1.150%), 1.256%, 2/15/2040[2,5]	1,000,000	$1,002,471

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $23,630,978)		24,083,766

MUNICIPAL BONDS - 3.0%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037	2,240,000	2,245,600
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	985,000	1,015,190
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	1,355,000	1,380,474
Tampa-Hillsborough County Expressway Authority, Series B, Revenue Bond, BAM, 1.892%, 7/1/2029	1,000,000	977,970

TOTAL MUNICIPAL BONDS
(Identified Cost $5,694,436)		5,619,234

U.S. GOVERNMENT AGENCIES - 3.3%

Mortgage-Backed Securities - 3.3%
Freddie Mac
Pool #SB8088, UMBS, 1.50%, 2/1/2036	1,818,825	1,827,661
Pool #RB5100, UMBS, 2.00%, 2/1/2041	1,686,273	1,707,486
Pool #RB5108, UMBS, 2.00%, 4/1/2041	2,800,000	2,835,226

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $6,497,928)		6,370,373

SHORT-TERM INVESTMENT - 2.7%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[7]
(Identified Cost $5,096,270)	5,096,270	5,096,270

TOTAL INVESTMENTS -3399.0%
(Identified Cost $186,820,131)		189,044,559
OTHER ASSETS, LESS LIABILITIES - 1.0%		1,968,291
NET ASSETS - 100%		$191,012,850

Investment Portfolio - March 31, 2021

(unaudited)

CLO - Collateralized Loan Obligation

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $86,473,469, which represented 45.3% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2021.

4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of March 31, 2021.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2021.

7Rate shown is the current yield as of March 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$6,370,373	$—	$6,370,373	$—
States and political subdivisions (municipals)	5,619,234	—	5,619,234	—
Corporate debt:
Communication Services	18,384,670	—	18,384,670	—
Consumer Discretionary	5,478,412	—	5,478,412	—
Energy	17,710,327	—	17,710,327	—
Financials	14,224,752	—	14,224,752	—
Health Care	2,303,622	—	2,303,622	—
Industrials	20,318,029	—	20,318,029	—
Real Estate	13,686,267	—	13,686,267	—
Asset-backed securities	55,768,837	—	55,768,837	—
Commercial mortgage-backed securities	24,083,766	—	24,083,766	—
Short-Term Investment	5,096,270	5,096,270	—	—
Total assets	$189,044,559	$5,096,270	$183,948,289	$—

Investment Portfolio - March 31, 2021

(unaudited)

There were no Level 3 securities held by the Series as of December 31, 2020 or March 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.